As filed with the Securities and Exchange Commission on September 15, 2014

Securities Act File No. 333-184163
Investment Company Act File No. 811-22755

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A REGISTRATION STATEMENT UNDER
THE SECURITIES ACT OF 1933	[ ]
Pre-Effective Amendment No. __	[ ]
Post-Effective Amendment No. 3	[X]
and/or

REGISTRATION STATEMENT
UNDER
THE INVESTMENT COMPANY ACT OF 1940	[ ]
Amendment No. 5	[X]
(Check appropriate box or boxes.)

LOCALSHARES INVESTMENT TRUST
(Exact Name of Registrant  as Specified in Charter)

618 Church Street, Suite 220
Nashville, Tennessee 37219
(Address of Principal Executive Offices) (Zip Code)

(Registrant’s Telephone Number, including Area Code): (615) 327-4776

Elizabeth  S. Courtney
LocalShares Investment Trust
618 Church Street, Suite 220
Nashville,  Tennessee 37219
(Name and Address of Agent for Service)

Copy to:
Counsel for the Trust:
Timothy S. Johnson, Esq.
Reed Smith, LLP
225 Fifth Ave.
PGH PA 15222

and

J. Page Davidson, Esq. Bass, Berry & Sims PLC
150 3rd Avenue South, Suite 2800
Nashville, TN 37201

It is proposed that this filing will become effective (check appropriate box)

[X]	immediately upon filing pursuant to paragraph (b)
[ ]	on (date) pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(1)
[ ]	on (date) pursuant to paragraph (a)(1) 75 days after filing pursuant to paragraph (a)(2)
[ ]	on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

[ ]	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 3 to the Trust's Registration Statement on Form N-1A is filed for the sole purpose of submitting the XBRL exhibits for the risk/return summary provided in Post-Effective Amendment No. 2 filed on August 29th, 2014.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for the effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 3 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Nashville, State of Tennessee, on the 12th day of September 2014.

LOCALSHARES INVESTMENT TRUST
(Registrant)

/s/ Elizabeth S. Courtney
Name: Elizabeth S. Courtney
Title: Trustee

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 3 to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signatures	Title	Date

/s/ Elizabeth S. Courtney
Elizabeth S. Courtney	Chairman of the Board, President (Principal Executive Officer) & Treasurer (Principal Financial Officer and Principal Accounting Officer)	September 12, 2014

/s/ Craven Crowell
Craven Crowell	Trustee	September 12, 2014

/s/ Douglas Cruickshanks
Douglas Cruickshanks	Trustee	September 12, 2014

/s/ Rebecca Stilwell
Rebecca Stilwell	Trustee	September 12, 2014

EXHIBIT INDEX

Exhibit No.	Exhibit
EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CALC	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase